Earnings per Share - Schedule of Basic and Diluted Earnings per Share from Operations (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Profit attributable to ordinary shares of owners of the Controlling Company (in millions of Korean won)	₩ 1,718,814	₩ 459,861	₩ 993,325
Weighted average number of ordinary shares outstanding (in number of shares)	242,993,522	245,910,192	249,470,072
Basic earnings per share (in Korean won per share)	₩ 7,074	₩ 1,870	₩ 3,982